Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Loss Per Share
Loss Per Share

15.  Loss Per Share

The computation of loss per share and weighted-average shares of the Company’s common stock outstanding for the periods presented are as follows:

	Three months ended March 31,
	2020	2019
Net loss	$(68,680)	$(29,554)
Less: accretion of preferred share issuance costs	(246)	(378)
Net loss attributable to common stockholders	$(68,926)	$(29,932)
Basic and diluted weighted-average common shares outstanding	390,620	384,213
Loss per share attributable to common stockholders:
Basic and diluted	$(0.18)	$(0.08)

There were no preferred or other dividends declared for the period. For the periods presented, the following securities and Convertible Notes described in Note 7 were not required to be included in the computation of diluted shares outstanding:

	Three months ended March 31,
	2020	2019
Warrants	515	12,264
Stock options	134,067	112,467
Convertible Notes(a)	31,631	—
Total	166,213	124,731
(a)	Represents the conversion of the outstanding balance plus accrued interest divided by the stated conversion price of $3.31. These notes are contingently issuable as of March 31, 2020.

16.  Loss Per Share

The computation of loss per share and weighted-average shares of the Company’s common stock outstanding for the periods presented are as follows:

	Years ended December 31,
(in thousands except per share data):	2019	2018	2017
Net loss	$(142,734)	$(76,220)	$(75,556)
Less: accretion of preferred share issuance costs	(992)	(678)	(1,513)
Net loss attributable to common stockholders	$(143,726)	$(76,898)	$(77,069)
Basic and diluted weighted average common share outstanding	386,793	381,821	142,451
Loss per share attributable to common shareholders:
Basic and diluted	$(0.37)	$(0.20)	$(0.54)

There were no preferred or other dividends declared for the period. For the periods presented, the following securities and Convertible Notes described in Note 7 were not required to be included in the computation of diluted shares outstanding:

	Years ended December 31,
	2019	2018	2017
Warrants	515	2,422	2,080
Stock options	135,823	111,877	61,562
Convertible Notes(a)	20,952	—	—
Total	157,290	114,299	63,642
(a)	Represents the conversion of the outstanding balance plus accrued interest divided by the stated conversion price of 3.31. These notes are contingently issuable as of December 31, 2019.